Revenue from contracts with customers	12 Months Ended
Dec. 31, 2024
Revenue from contracts with customers [Abstract]
Revenue from contracts with customers
4.	Revenue from contracts with customers

Disaggregation of revenue from contracts with customers.

The Group derives revenue from the sale and transfer of goods and services over time and at a point in time under the following major business activities:

			2024	2023	2022
	Recognition	Operating segment	A$’000	A$’000	A$’000
Sale of goods	At a point in time	Precision Medicine	770,944	496,310	155,984
Royalty income	At a point in time	Precision Medicine	151	392	385
Provision of services	Over time	Manufacturing Solutions	2,750	418	-
Licenses of intellectual property	Over time	Therapeutics	-	100	374
Research and development services	Over time	Precision Medicine	11	36	-
Research and development services	Over time	Therapeutics	9,351	5,291	3,353
Total revenue from continuing operations			783,207	502,547	160,096